TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
TAX EXPENSE
Summary of changes to the Company's unrecognized tax benefits

$
Beginning balance	2,348,032

Settled for the year	(2,348,032)

Ending balance	—

Schedule of provision for income taxes by tax jurisdictions
	Years ended December 31,
	2009	2010	2011
	$	$	$

Income (loss) from operations before income tax:
PRC	135,683,290	181,458,007	(3,556,550)
Switzerland	—	200,309,460	(5,581,319)
United States	—	7,704,044	1,023,440
Other jurisdictions	(14,761,022)	(29,949,333)	(22,396,194)

Total income (loss) before income tax	120,922,268	359,522,178	(30,510,623)

Current tax expense:
PRC	35,248,557	32,166,137	7,416,997
Switzerland	—	21,802,460	—
United States	—	3,457,769	3,249,978
Others	—	99,283	1,222,252

Deferred tax (benefit) expense:
PRC	(10,552,726)	(9,011,416)	(1,742,264)
Switzerland	—	(68,883)	534,770
United States	—	(376,152)	(2,834,865)
Other jurisdictions	—	—	(537,249)
Total income tax expense	24,695,831	48,069,198	7,309,619

Schedule of reconciliation between the provision for income tax computed by applying the applicable enterprise income tax rate to income before income taxes and the actual provision for income taxes
Years ended December 31,
	2009	2010	2011

Applicable enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rate in other jurisdiction	2.9%	(5.5)%	(18.2)%
Effect of reduced tax rate	(11.1)%	(5.2)%	(2.8)%
Transfer pricing settlement in 2011	—	—	(6.2)%
Effect of different reversal rate	(1.6)%	(2.4)%	(21.9)%
Effect of change in valuation allowance	0.8%	0.8%	0.5%
Cancellation of preferential tax rate	4.7%	—	—
Tax effect of permanent differences	(0.3)%	0.0%	(0.4)%
Unrecognized tax benefits	—	0.7%	—
	20.4%	13.4%	(24.0)%

Schedule of principal components of deferred income tax assets

	Years ended December 31,
	2009	2010	2011
	$	$	$
Deferred tax assets:
Bad debts provision and others	1,759,248	7,673,965	5,371,073
Deferred revenues	2,693,787	1,005,139	3,449
Accrued expenses	3,678,010	6,147,803	8,475,330
Long-term payables	4,352,416	4,921,134	4,263,756
Inventory write-down	4,086,801	4,049,350	2,550,720
Advance to suppliers provision	1,051,551	1,793,446	2,494,574
Warranty provision	5,255,845	9,677,718	14,442,248
Net operating loss	—	—	2,448,583

Total deferred tax assets	22,877,658	35,268,555	40,049,733

Valuation allowance on deferred tax assets	(7,408,349)	(10,342,795)	(10,544,364)
Net deferred tax assets	15,469,309	24,925,760	29,505,369

Analysis as:
Current	5,543,246	10,258,325	10,466,825
Noncurrent	9,926,063	14,667,435	19,038,544
Total	15,469,309	24,925,760	29,505,369